Change In Benefit Obligations Change In Plan Assets Funded Status Amounts Recognized On Balance Sheet And Amounts Recognized In Accumulated Other Comprehensive Loss Pretax (Detail) - USD ($)
$ in Millions
	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss, net	$ 1,900	$ 2,500
Noncurrent liabilities	(26,166)	(26,166)	$ (29,957)
Pension
Defined Benefit Plan Disclosure [Line Items]
Beginning of year		22,016	25,320
Service cost		322	374	$ 327
Interest cost		677	969	1,035
Plan amendments		428
Actuarial (gain) loss, net		1,017	(1,361)
Benefits paid		(938)	(971)
Curtailment and termination benefits		4		11
Settlements paid		(1,270)	(2,315)
Divestiture (Note 2)		(1,144)
End of year	21,112	21,112	22,016	25,320
Beginning of year		16,124	18,548
Actual return on plan assets		882	118
Company contributions		837	744
Benefits paid		(938)	(971)
Settlements paid		(1,270)	(2,315)
Divestiture (Note 2)		(972)
End of year	14,663	14,663	16,124	18,548
End of year	(6,449)	(6,449)	(5,892)
Noncurrent assets	2	2	349
Current liabilities	(88)	(88)	(93)
Noncurrent liabilities	(6,363)	(6,363)	(6,148)
Total	(6,449)	(6,449)	(5,892)
Prior Service Cost (Benefit)		443	(51)
Total	443	443	(51)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Beginning of year		24,223	27,097
Service cost		193	324	258
Interest cost		746	1,117	1,107
Plan amendments		(5,142)	(45)
Actuarial (gain) loss, net		1,289	(2,733)
Benefits paid		(1,349)	(1,370)
Divestiture (Note 2)		(310)	(167)
End of year	19,650	19,650	24,223	27,097
Beginning of year		1,760	2,435
Actual return on plan assets		35	28
Company contributions		917	667
Benefits paid		(1,349)	(1,370)
End of year	1,363	1,363	1,760	$ 2,435
End of year	(18,287)	(18,287)	(22,463)
Current liabilities	(639)	(639)	(695)
Noncurrent liabilities	(17,648)	(17,648)	(21,768)
Total	(18,287)	(18,287)	(22,463)
Prior Service Cost (Benefit)		(6,072)	(2,038)
Total	$ (6,072)	$ (6,072)	$ (2,038)